INCOME TAXES (Details 4) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Reconciliation of unrecognized tax benefits
Net (decrease) increase in unrecognized tax benefits with a corresponding income tax expense	$ 19	$ 1	$ 8
Unrecognized tax benefits, balance at the beginning of the period	68	96
Gross increases and decreases-tax positions taken during the prior period	3	(18)
Gross increases and decreases-tax positions taken during the current period	5	1
Decreases related to settlement of amounts due to tax authorities	(2)	(5)
Reductions resulting from the lapse of statutes of limitation	(8)	(2)
Foreign currency movements	(4)	(4)
Unrecognized tax benefits, balance at the end of the period	62	68	96
Unrecognized tax benefits which, if recognized, would affect the effective tax rate	50	36
Interest and penalties related to unrecognized tax benefits included in tax expense
Interest expense included in tax expense	$ (9)	2	2
Penalties expense included in tax expense			(1)
Interest and penalties accrued related to unrecognized tax benefits
Accrued liability for interest		$ 4	$ 14
Number of months from the reporting date during which unrecognized tax benefit would result in change in income tax	12 months
Undistributed earnings of foreign subsidiaries that are deemed to be permanently invested	$ 354
Minimum
Interest and penalties accrued related to unrecognized tax benefits
Decrease in the unrecognized tax benefits reasonably possible, low end of range	4
Maximum
Interest and penalties accrued related to unrecognized tax benefits
Decrease in the unrecognized tax benefits reasonably possible, low end of range	$ 24